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Merrill Lynch Investment Managers


Semi-Annual Report

June 30, 2001


Merrill Lynch
Ready Assets
Trust


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust
June 30, 2001


DEAR SHAREHOLDER

For the six months ended June 30, 2001, Merrill Lynch Ready Assets Trust paid shareholders a net annualized dividend of 4.82%.* The
Trust's 7-day yield as of June 30, 2001 was 3.80%.

The average portfolio maturity for Merrill Lynch Ready Assets at June 30, 2001 was 80 days compared to 71 days at December 31, 2000.


The Environment
Early in January 2001, it became apparent that the fall-off in manufacturing activity that began in the previous quarter was continuing. A slowdown of this magnitude has not been seen since the last recession in 1991, and prompted the Federal Reserve Board's intermeeting interest rate cut of 50 basis points (0.50%) on January 3, 2001. This unambiguous move by the Federal Reserve Board stabilized the markets and gave investors the expectation of further interest rate cuts in the near future. In late January, an eye-opening decline in consumer confidence gave the Federal Reserve Board further cause to ease interest rates by another 50 basis points at its regularly scheduled January and March meetings.

Although economic news was mixed in February and March, corporate earnings warnings and new lows in equity markets triggered capital flight to the short end of the fixed-income market.

Inventory accumulation continued to drag on corporate profits, resulting in job cuts and slower consumer demand. As an additional boost to the still-sluggish economy, the Federal Reserve Board surprised investors again with an additional 50 basis point cut on April 18, 2001. As conditions failed to improve, the Federal Reserve Board eased an additional half point in May and another 25 basis points in June, bringing the Federal Funds rate to 3.75%. This was the first time the Federal Funds rate was below 4% since 1994. Federal Reserve Board officials, once expecting a recovery by year end, seemed to sense a greater urgency to stimulate demand.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Portfolio Matters
During the six-month period ended June 30, 2001, we maintained an average life that ranged from 70 days to 80 days. Our investment strategy remained fairly consistent. We utilized a barbell approach that allowed us to take advantage of high interest rates in the short end of the yield curve and the potential appreciation of longer-dated securities such as one-year bank product and 18-month agency coupons. When spreads between bank securities and agency discount notes narrowed, we added to our agency discount note positions. Going forward, we expect to implement a conservative investment strategy since we believe that the Federal Reserve Board may be close to the end of its easing cycle.

The Trust's composition at the end of June and as of our last report is detailed below:

                                                6/30/01   12/31/00

Bank Notes                                        0.4%     3.8%
Certificates of Deposit                           0.4      1.8
Certificates of Deposit--European                 5.0      5.0
Certificates of Deposit--Yankee++                15.2     23.9
Commercial Paper                                 43.3     37.5
Corporate Notes                                   6.3     10.3
Funding Agreements                                3.3      3.5
Promissory Notes                                  3.3      3.4
Time Deposits                                      --      0.4
US Government, Agency & Instrumentality
   Obligations--Discount                         11.5      3.4
US Government, Agency & Instrumentality
   Obligations--Non-Discount                     11.0      8.3
Other Assets Less Liabilities                     0.3       --
Liabilities in Excess of Other Assets              --     (1.3)
                                               --------  -------
Total                                           100.0%   100.0%
                                               ========  =======

++US branches of foreign banks.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and Portfolio Manager


August 7, 2001



Merrill Lynch Ready Assets Trust
June 30, 2001

PROXY RESULTS

During the six-month period ended June 30, 2001, Merrill Lynch Ready
Assets Trust's shareholders voted on the following proposals.
Proposals 1, 2 and 3 were approved at a shareholders' meeting on May
14, 2001. With respect to Proposal 4, the proposal was adjourned until the next shareholders' meeting on August 13, 2001. The description of each proposal and number of shares voted are as follows:
                                                                        Shares Voted      Shares Withheld
                                                                            For             From Voting
1.  To elect the Fund's Board of Trustees:   Terry K. Glenn            5,835,967,743        249,022,438
                                             M. Colyer Crum            5,833,737,159        251,253,022
                                             Laurie Simon Hodrick      5,833,480,752        251,509,429
                                             Stephen B. Swensrud       5,832,977,196        252,012,985
                                             J. Thomas Touchton        5,834,810,589        250,179,592
                                             Fred G. Weiss             5,833,852,083        251,138,098
                                                                   Shares Voted         Shares Voted      Shares Voted
                                                                       For                Against           Abstain
2.  To ratify the selection of Deloitte & Touche LLP as the
    Fund's independent auditors for the current fiscal year.        5,825,691,456       103,288,049         156,010,677

3.  To approve to convert the Fund to "master/feeder" structure.    4,897,517,721       735,654,163         451,818,298
                                                       Shares Voted        Shares Voted    Shares Voted        Broker
                                                           For               Against         Abstain          Non-Vote
4.  To change the Fund's investment restrictions.       Adjourned           Adjourned       Adjourned       Adjourned

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
Stephen B. Swensrud, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Kevin J. McKenna, Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary


Joseph T. Monagle Jr., Senior Vice President of Merrill Lynch Ready Assets Trust, has recently retired. The Fund's Board of Trustees wishes Mr. Monagle well in his retirement.

Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210




Merrill Lynch Ready Assets Trust
June 30, 2001


SCHEDULE OF INVESTMENTS                                  (in Thousands)

                           Face     Interest      Maturity
Issue                     Amount     Rate*          Date          Value

Bank Notes--0.4%

National City           $ 25,000      6.87 %       9/04/2001   $  25,125
Bank--Kentucky

Total Bank Notes (Cost--$24,999)                                  25,125

Certificates of Deposit--0.4%

State Street Bank         25,000      5.90         7/03/2001      25,001
& Trust

Total Certificates of Deposit (Cost--$25,000)                     25,001

Certificates of Deposit--European--5.0%

Abbey National            20,000      4.31         5/01/2002      20,041
Treasury Services
PLC

Bank of Scotland          20,000      5.21         1/31/2002      20,146
PLC                       20,000      5.10         2/04/2002      20,135

Barclays Bank PLC         30,000      4.29         4/25/2002      30,058
                          15,000      4.11         5/20/2002      15,004

Bayerische                25,000      5.02         2/05/2002      25,158
Hypo-und
Vereinsbank AG

Citibank, NA              40,000      5.91         1/04/2002      40,402

Deutsche Bank AG          25,000      4.06         7/12/2002      24,981

National Australia        24,000      5.41         1/08/2002      24,184
Bank, Inc.

Svenska                   15,000      5.33         1/14/2002      15,112
Handelsbanken             25,000      4.22         5/17/2002      25,031
AB                        25,000      4.05         6/17/2002      24,989

Westdeutsche              20,000      4.34         7/02/2001      20,000
Landesbank
Girozentrale

Total Certificates of Deposit--European
(Cost--$303,989)                                                 305,241

Certificates of Deposit--Yankee--15.2%

ABN-AMRO Bank NV          35,000      5.645        1/07/2002      35,294

BNP Paribas, NY           10,000      6.95         7/09/2001      10,005

Banco Bilbao              20,000      6.88         8/24/2001      20,086
Vizcaya Argenaria         30,000      5.34        10/09/2001      30,117
SA, NY

Bank Austria AG, NY       25,000      3.90++       7/05/2001      25,000
                          20,000      4.71++       7/16/2001      20,000
                          25,000      6.88         9/04/2001      25,129

Bank of Montreal,         20,000      3.95         8/22/2001      20,005
Chicago

Barclays Bank             30,000      3.82++       1/02/2002      29,996
PLC, NY


                           Face     Interest      Maturity
Issue                     Amount     Rate*          Date          Value

Certificates of Deposit--Yankee (concluded)

Bayerische              $ 30,000      6.88 %       8/16/2001   $  30,106
Hypo-und                  60,000      6.20        12/11/2001      60,582
Vereinsbank AG, NY        25,000      4.27         4/23/2002      25,029

Bayerische                40,000      3.89++       8/03/2001      39,999
Landesbank
Girozentrale, NY

Canadian Imperial         25,000      6.98         7/16/2001      25,026
Bank of Commerce,         25,000      3.86         7/23/2002      25,002
NY

Commerzbank AG,           20,000      7.00         7/16/2001      20,021
NY                        25,000      7.075        7/23/2001      25,040
                          25,000      7.00         8/02/2001      25,059
                          50,000      6.89         8/20/2001      50,196
                          15,000      4.32         4/23/2002      15,023

Deutsche Bank AG,         40,000      6.71         9/20/2001      40,243
NY                        40,000      6.70        10/10/2001      40,301

Landesbank Baden-         30,000      6.05         9/21/2001      30,144
Wurttemberg, NY

Landesbank                45,000      6.045        9/24/2001      45,223
Hessen-Thuringen
Girozentrale, NY

Merita Bank PLC,          13,000      4.75         4/22/2002      13,064
NY                        25,000      4.07         5/13/2002      24,986

Royal Bank of             25,000      3.865++      7/06/2001      25,000
Canada, NY

Svenska Handels-          25,000      6.80         9/05/2001      25,128
banken AB, NY

Toronto-Dominion          30,000      5.28         1/16/2002      30,204
Bank, NY                  20,000      4.045        7/30/2002      19,976

UBS AG                    20,000      7.03         7/19/2001      20,026
                          40,000      6.01         9/04/2001      40,151
                          20,000      3.855        6/21/2002      19,939

Total Certificates of Deposit--Yankee
(Cost--$928,077)                                                 931,100

Commercial Paper--43.3%

AT&T Corp.                40,000      4.78++       7/13/2001      39,999

Alcatel SA                 9,950      3.94         7/09/2001       9,942

American Honda            36,700      4.24         7/24/2001      36,612
Finance Corp.             16,955      3.66         8/17/2001      16,876

Amsterdam                 15,000      4.00         7/05/2001      14,995
Funding Corp.             35,000      3.98         7/11/2001      34,965
                          25,000      3.69         8/22/2001      24,870

Apreco, Inc.              15,000      4.04         7/09/2001      14,988
                          20,000      4.00         7/17/2001      19,968
                          25,000      3.68         8/20/2001      24,875

Atlantis One              25,000      3.97         7/25/2001      24,938
Funding Corp.


Merrill Lynch Ready Assets Trust
June 30, 2001


SCHEDULE OF INVESTMENTS (continued)                     (in Thousands)

                           Face     Interest      Maturity
Issue                     Amount     Rate*          Date          Value

Commercial Paper (continued)

BAE Systems            $  25,000      3.92 %       7/30/2001   $  24,924
Holdings Inc.

BBL North America         25,000      3.96         7/18/2001      24,956
Funding Corp.             35,000      3.97         7/19/2001      34,934

Banco Rio de la           25,000      3.65         3/07/2002      24,352
Plata SA

Bavaria TRR Corp.          3,635      3.78         7/02/2001       3,635

Bear Stearns              30,000      3.80         8/31/2001      29,805
Companies, Inc.           25,000      3.78         9/06/2001      24,822

BellSouth                 20,000      3.95         7/12/2001      19,978
Corporation

Bills Securitization      25,000      4.67         7/17/2001      24,959
Ltd.

Blue Ridge Asset          27,085      3.94         7/20/2001      27,032
Funding Corp.

CC (USA) Inc.             33,000      3.94         7/23/2001      32,924

CXC Incorporated          25,000      3.83         7/31/2001      24,922
                          25,000      3.95         7/31/2001      24,921
                          30,000      3.68         8/27/2001      29,828
                          22,000      3.73         9/05/2001      21,845

Ciesco L.P.               25,000      3.61         8/29/2001      24,842

Corporate Asset           25,000      3.94         7/24/2001      24,940
Funding Co., Inc.         25,000      3.93         7/27/2001      24,932

Corporate                 25,000      3.99         7/11/2001      24,975
Receivables Corp.         15,000      3.93         7/25/2001      14,962

Credit Suisse First       40,000      4.70         7/03/2001      39,995
Boston Inc.

Cregem North              47,000      3.65         8/13/2001      46,800
America, Inc.

Den Norske Bank           20,000      3.95         8/10/2001      19,918
ASA

Dorada Finance Inc.       23,995      3.91         7/23/2001      23,940
                          15,000      3.63         8/23/2001      14,921

Edison Asset              30,000      3.94         7/02/2001      30,000
Securitization, LLC       23,000      4.00         7/02/2001      23,000
                          14,727      4.02         7/11/2001      14,712
                          13,000      3.86         7/26/2001      12,967
                          32,000      3.83         8/01/2001      31,898
                          15,000      3.82         8/10/2001      14,938

Electronic Data           25,000      3.98         7/17/2001      24,959
Systems Corporation

Enterprise Funding         6,032      4.00         7/03/2001       6,031
Corp.

                           Face     Interest      Maturity
Issue                     Amount     Rate*          Date          Value

Commercial Paper (continued)

Eureka                  $ 18,584      3.92 %       7/03/2001   $  18,582
Securitization Inc.       25,000      4.22         7/18/2001      24,957
                          25,000      3.95         7/30/2001      24,923
                          10,000      3.69         8/21/2001       9,949
                          21,416      3.58         8/28/2001      21,290

Falcon Asset              12,523      4.30         7/09/2001      12,513
Securitization            19,000      3.98         7/12/2001      18,979
                          18,000      3.93         7/13/2001      17,978
                          30,000      3.72         8/01/2001      29,907

Formosa Plastics          20,000      3.83         8/08/2001      19,922
Corporation, USA          25,000      3.71         8/21/2001      24,873

Forrestal Funding         20,000      4.07         7/05/2001      19,993
Master Trust              18,031      4.07         7/11/2001      18,013
                          20,090      3.96         7/17/2001      20,057
                          35,000      3.97         7/19/2001      34,934
                          20,000      3.86         7/25/2001      19,951
                          36,000      3.85         7/26/2001      35,908
                          25,000      3.83         8/01/2001      24,920

GE Capital                32,000      3.63         8/21/2001      31,839
International             32,000      3.63         8/22/2001      31,835
Funding, Inc.

Greyhawk Funding,          4,261      4.25         7/02/2001       4,261
LLC                       30,000      3.94         7/10/2001      29,974
                          25,000      3.83         7/20/2001      24,952
                          25,000      3.88         8/09/2001      24,900

Hertz Corporation         25,000      3.93         7/17/2001      24,959

Intrepid Funding          25,000      4.25         7/18/2001      24,957
Master Trust              10,059      3.77         7/30/2001      10,030

Kitty Hawk Funding        25,000      3.78         7/19/2001      24,955
Corp.                     25,000      3.78         7/20/2001      24,953

Lone Star Funding,        30,000      3.97         7/18/2001      29,951
LLC                       15,000      3.79         7/23/2001      14,967
                          25,000      3.73         8/20/2001      24,875

Monte Rosa Capital        23,000      3.91         7/20/2001      22,955
Corporation               35,000      3.76         7/24/2001      34,920
                          42,000      3.90         7/25/2001      41,895

Morgan Stanley Dean       40,000      3.98++       9/12/2001      40,000
Witter & Co.

National Rural            20,000      3.62         8/06/2001      19,930
Utilities Cooperative
Finance Corp.

Old Line Funding          25,000      3.94         7/02/2001      25,000
Corp.                     30,166      3.98         7/10/2001      30,139

Paccar Financial Corp.     2,905      4.00         7/03/2001       2,905


Merrill Lynch Ready Assets Trust
June 30, 2001


SCHEDULE OF INVESTMENTS (continued)                       (in Thousands)

                           Face     Interest      Maturity
Issue                     Amount     Rate*          Date          Value

Commercial Paper (concluded)

Park Avenue             $ 25,000      4.00 %       7/09/2001   $  24,981
Receivables Corp.         20,000      4.00         7/10/2001      19,982

Preferred                 25,000      3.99         7/05/2001      24,992
Receivables
Funding Corp.

Rio Tinto America         20,000      4.25         7/05/2001      19,993
Inc.                      19,500      4.25         7/06/2001      19,491

Rio Tinto Ltd.            13,265      4.26         7/06/2001      13,259

SBC Communications        20,000      4.25         6/05/2002      20,000
Inc.

Spintab AB                19,000      4.00         8/07/2001      18,928
                          15,000      3.57         9/19/2001      14,873

Svenska                   25,000      3.58         9/20/2001      24,786
Handelsbanken Inc.

Tulip Funding             30,000      3.65         9/20/2001      29,743
Corporation                8,000      3.70         9/20/2001       7,932

UBS Finance               40,000      3.75         8/07/2001      39,850
(Delaware) Inc.           13,800      3.97         8/08/2001      13,746
                          35,000      5.54         9/04/2001      34,758

Unilever Capital          42,000      3.97++       9/07/2001      42,006
Corp.

Verizon Global            30,000      4.25         7/12/2001      29,967
Funding Corp.             27,000      3.71         8/06/2001      26,903
                          18,000      3.62         8/09/2001      17,931

Verizon Network           15,000      3.70         8/15/2001      14,932
Funding Corp.             25,000      3.62         8/24/2001      24,867

WCP Funding Inc.          24,500      3.74         7/26/2001      24,439

Windmill Funding          13,000      4.23         7/05/2001      12,996
Corp.                     21,000      4.20         7/10/2001      20,981
                          25,000      4.00         7/16/2001      24,962
                          34,000      3.82         8/08/2001      33,867
                          30,000      3.81         8/14/2001      29,865
                          25,000      3.62         9/19/2001      24,789

Total Commercial Paper (Cost--$2,654,158)                      2,654,215

Corporate Notes--6.3%

American Honda            25,000      4.01++       9/12/2001      25,000
Finance Corp.

Associates Corp. of       16,000      3.77++       6/26/2002      16,000
North America

Credit Suisse First       25,000      3.90++      10/10/2001      25,000
Boston, Guernsey
International Ltd.

DaimlerChrysler           34,000      4.339++     11/08/2001      33,928
North America
Holdings Corp.


                           Face     Interest      Maturity
Issue                     Amount     Rate*          Date          Value

Corporate Notes (concluded)

Ford Motor Credit       $ 15,000      4.271++%    11/16/2001   $  15,005
Company                  100,000      3.96++       1/07/2002     100,000

General Motors            25,000      4.724++      7/09/2001      25,000
Acceptance Corp.

Goldman Sachs             16,000      4.94++       7/15/2002      16,000
Group, Inc.

Household Finance         25,000      4.778++      7/20/2001      25,003
Corp.                     30,000      4.00++       7/17/2002      30,000

Morgan Stanley            20,000      4.005++      7/16/2002      20,000
Dean Witter & Co.

Strategic Money           25,300      3.739++      9/24/2001      25,298
Market Trust 2000-H

Structured Asset          15,000      4.94++      10/04/2001      15,006
Vehicle Securities
Trust, Series 99-1

Wal-Mart Stores,          15,000      5.45++       6/01/2002      15,155
Inc.

Total Corporate Notes (Cost--$386,474)                           386,395

Funding Agreements--3.3%

Jackson National          80,000      4.14++       5/01/2002      80,000
Life Insurance Co.

Metropolitan Life         50,000      4.13++       5/01/2002      50,000
Insurance Company

Monumental Life           20,000      4.205++      5/17/2002      20,000
Insurance Company

New York Life             35,000      4.12++       5/31/2002      35,000
Insurance Co.

Pacific Life              20,000      4.14++       2/01/2002      20,000
Insurance Co.

Total Funding Agreements (Cost--$205,000)                        205,000

Promissory Notes--3.3%

Goldman Sachs             75,000      3.86++      12/13/2001      75,000
Group, Inc.              125,000      3.98++       1/17/2002     125,000

Total Promissory Notes (Cost--$200,000)                          200,000

US Government, Agency & Instrumentality
Obligations--Discount--11.5%

Federal Farm              15,300      3.90         7/16/2001      15,277
Credit Bank               10,000      4.58         2/04/2002       9,778
                          12,000      4.84         2/04/2002      11,734

Federal Home              15,000      3.90         8/07/2001      14,944
Loan Bank                 20,000      4.07         8/23/2001      19,900
                          10,000      4.79         1/14/2002       9,801
                          10,000      4.03         4/12/2002       9,705

Merrill Lynch Ready Assets Trust
June 30, 2001


SCHEDULE OF INVESTMENTS (concluded)                       (in Thousands)

                           Face     Interest      Maturity
Issue                     Amount     Rate*          Date          Value

US Government, Agency & Instrumentality
Obligations--Discount (concluded)

Federal Home Loan       $ 11,000      3.87 %       7/24/2001   $  10,974
Mortgage                  35,000      3.78         7/31/2001      34,894
Corporation                2,210      3.79         7/31/2001       2,203
                          20,000      3.84         8/02/2001      19,937
                          30,000      4.07         8/02/2001      29,906
                          30,000      4.09         8/02/2001      29,905
                          45,000      4.45         8/03/2001      44,854
                          25,000      3.89         8/09/2001      24,905
                           3,000      3.85         8/23/2001       2,985
                          30,000      3.58         9/27/2001      29,736
                          25,000      4.77         1/31/2002      24,459

Federal National          17,000      4.74         7/09/2001      16,987
Mortgage                  30,000      3.87         7/12/2001      29,968
Association               17,000      4.14         7/19/2001      16,970
                          20,000      3.90         8/02/2001      19,937
                          28,710      4.07         8/06/2001      28,605
                           8,000      3.89         8/09/2001       7,970
                          24,000      3.72         8/15/2001      23,897
                          20,000      3.73         8/16/2001      19,912
                          15,000      3.78         8/16/2001      14,934
                          25,000      3.88         8/16/2001      24,891
                          15,000      3.78         8/23/2001      14,926
                          20,000      3.59         9/06/2001      19,866
                           6,740      3.84         9/06/2001       6,695
                          15,000      4.08        10/11/2001      14,846
                          30,000      4.54         2/08/2002      29,322
                          40,000      4.30         4/05/2002      38,849
                          15,000      4.05         4/11/2002      14,559

Student Loan              20,000      4.23         3/18/2002      19,464
Marketing
Association

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$707,509)                           708,495


                           Face     Interest      Maturity
Issue                     Amount     Rate*          Date          Value

US Government, Agency & Instrumentality
Obligations--Non-Discount--11.0%

Federal Home            $ 40,000      3.971++%    11/09/2001   $  40,000
Loan Bank                 15,000      4.50         4/04/2002      15,066
                          35,000      6.875        7/18/2002      35,994
                          30,000      6.375       11/15/2002      30,806
                          25,000      3.73++      12/12/2002      24,986
                          20,000      5.25         1/10/2003      20,206
                          15,000      5.45         1/10/2003      15,122

Federal Home Loan         40,000      3.771++      9/17/2001      39,994
Mortgage Corporation      15,000      5.50         5/15/2002      15,194
                          35,000      5.81         1/09/2003      35,318
                          25,000      5.65         1/10/2003      25,246
                          15,000      4.75         3/15/2003      15,051

Federal National          40,000      3.751++      9/17/2001      39,994
Mortgage                  25,000      3.961++      4/19/2002      25,000
Association               25,000      3.85++      12/06/2002      24,990
                          30,000      3.865++     12/18/2002      29,992
                          30,000      3.733++     12/23/2002      29,980
                          15,000      5.51         1/22/2003      15,136
                          10,000      4.625        5/15/2003      10,017

Student Loan              40,000      3.971++      8/23/2001      39,998
Marketing                 40,000      3.951++      2/28/2002      40,022
Association               20,000      3.921++      3/11/2002      19,993
                          20,000      3.921++      3/18/2002      19,993
                          25,000      3.951++      4/25/2002      24,992
                          35,000      3.931++     12/06/2002      34,990

US Treasury Notes         10,000      4.625        2/28/2003      10,066

Total US Government, Agency & Instrumentality
Obligations--Non-Discount
(Cost--$676,700)                                                 678,146

Total Investments (Cost--$6,111,906)--99.7%                    6,118,718

Other Assets Less Liabilities--0.3%                               16,191
                                                              ----------
Net Assets--100.0%                                            $6,134,909
                                                              ==========
*Commercial Paper and certain US Government, Agency &
Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at June 30, 2001.
++Variable rate notes.

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust
June 30, 2001

FINANCIAL INFORMATION
Statement of Assets and Liabilities as of June 30, 2001
Assets:             Investments, at value (identified cost--$6,111,905,813*)                             $ 6,118,717,570
                    Cash                                                                                             442
                    Receivables:
                      Interest                                                       $    48,406,436
                      Beneficial interest sold                                            27,981,438          76,387,874
                                                                                     ---------------
                    Prepaid registration fees and other assets                                                   280,399
                                                                                                         ---------------
                    Total assets                                                                           6,195,386,285
                                                                                                         ---------------
Liabilities:        Payables:
                      Beneficial interest redeemed                                        33,924,352
                      Securities purchased                                                19,975,982
                      Distributor                                                          2,515,723
                      Investment adviser                                                   1,711,877
                      Dividends to shareholders                                                2,441          58,130,375
                                                                                     ---------------
                    Accrued expenses and other liabilities                                                     2,346,624
                                                                                                         ---------------
                    Total liabilities                                                                         60,476,999
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 6,134,909,286
                                                                                                         ===============

Net Assets          Shares of beneficial interest, $.10 par value,
Consist of:         unlimited number of shares authorized                                               $    612,809,753
                    Paid-in capital in excess of par                                                       5,515,287,776
                    Unrealized appreciation on investments--net                                                6,811,757
                                                                                                         ---------------
                    Net Assets--Equivalent to $1.00 per share based on
                    6,128,097,530 shares of beneficial interest outstanding                              $ 6,134,909,286
                                                                                                         ===============

*Cost for Federal income tax purposes. As of June 30, 2001, net unrealized appreciation for Federal income tax purposes amounted to $6,811,757, of which $7,168,706 related to appreciated securities and $356,949 related to depreciated securities.

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 2001

FINANCIAL INFORMATION (continued)
Statement of Operations
                                                                                                      For the Six Months
                                                                                                     Ended June 30, 2001
Investment Income:  Interest and amortization of premium and discount earned                             $   166,685,262

Expenses:           Investment advisory fees                                         $    11,065,363
                    Transfer agent fees                                                    3,751,258
                    Distribution fees                                                      3,632,056
                    Accounting services                                                      389,846
                    Registration fees                                                        144,380
                    Custodian fees                                                           109,964
                    Printing and shareholder reports                                         103,809
                    Professional fees                                                         53,228
                    Trustees' fees and expenses                                               37,958
                    Pricing services                                                           7,027
                    Other                                                                     44,251
                                                                                     ---------------
                    Total expenses                                                                            19,339,140
                                                                                                         ---------------
                    Investment income--net                                                                   147,346,122
                                                                                                         ---------------

Realized &          Realized gain on investments--net                                                            516,025
Unrealized          Change in unrealized appreciation on investments--net                                      6,570,000
Gain on                                                                                                  ---------------
Investments--Net:   Net Increase in Net Assets Resulting from Operations                                 $   154,432,147
                                                                                                         ===============


                    See Notes to Financial Statements.

Statements of Changes in Net Assets
                                                                                         For the Six          For the
                                                                                        Months Ended        Year Ended
                                                                                          June 30,         December 31,
Increase (Decrease) in Net Assets:                                                          2001               2000
Operations:         Investment income--net                                            $  147,346,122     $   358,558,133
                    Realized gain (loss) on investments--net                                 516,025           (119,959)
                    Change in unrealized appreciation/depreciation
                    on investments--net                                                    6,570,000           4,886,887
                                                                                     ---------------     ---------------
                    Net increase in net assets resulting from operations                 154,432,147         363,325,061
                                                                                     ---------------     ---------------

Dividends &         Investment income--net                                             (147,346,122)       (358,438,174)
Distributions to    Realized gain on investments--net                                      (516,025)                  --
                                                                                     ---------------     ---------------
Shareholders:       Net decrease in net assets resulting from dividends
                    and distributions to shareholders                                  (147,862,147)       (358,438,174)
                                                                                     ---------------     ---------------

Beneficial Interest Net proceeds from sale of shares                                   4,706,954,893      10,602,132,030
Transactions:       Value of shares issued to shareholders
                    in reinvestment of dividends
                    and distributions                                                    147,889,208         357,217,778
                                                                                     ---------------     ---------------
                                                                                       4,854,844,101      10,959,349,808
                    Cost of shares redeemed                                          (4,572,284,793)    (11,350,403,172)
                                                                                     ---------------     ---------------
                    Net increase (decrease) in net assets derived from
                    beneficial interest transactions                                     282,559,308       (391,053,364)
                                                                                     ---------------     ---------------

Net Assets:         Total increase (decrease) in net assets                              289,129,308       (386,166,477)
                    Beginning of period                                                5,845,779,978       6,231,946,455
                                                                                     ---------------     ---------------
                    End of period                                                    $ 6,134,909,286     $ 5,845,779,978
                                                                                     ===============     ===============

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 2001

FINANCIAL INFORMATION (concluded)
Financial Highlights

The following per share data and ratios                  For the Six
have been derived from information provided              Months Ended
in the financial statements.                               June 30,              For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                     2001          2000          1999          1998      1997
Per Share           Net asset value,
Operating           beginning of period                   $     1.00    $     1.00   $     1.00   $    1.00   $     1.00
Performance:                                              ----------    ----------   ----------   ---------   ----------
                    Investment income--net                     .0239         .0582        .0464       .0497        .0503
                    Realized and unrealized gain
                    (loss) on investments--net                 .0012         .0008      (.0007)       .0003        .0001
                                                          ----------    ----------   ----------   ---------   ----------
                    Total from investment operations           .0251         .0590        .0457       .0500        .0504
                                                          ----------    ----------   ----------   ---------   ----------
                    Less dividends and distributions:
                      Investment income--net                 (.0239)       (.0582)      (.0464)     (.0497)      (.0503)
                      Realized gain on investments--net      (.0001)            --         --++     (.0002)         --++
                                                          ----------    ----------   ----------   ---------   ----------
                    Total dividends and distributions        (.0240)       (.0582)      (.0464)     (.0499)      (.0503)
                                                          ----------    ----------   ----------   ---------   ----------
                    Net asset value, end of period        $     1.00    $     1.00   $     1.00   $    1.00   $     1.00
                                                          ==========    ==========   ==========   =========   ==========
                    Total investment return                   4.82%*         6.00%        4.74%       5.11%        5.16%
                                                          ==========    ==========   ==========   =========   ==========

Ratios to Average   Expenses                                   .63%*          .63%         .64%        .65%         .65%
Net Assets:                                               ==========    ==========   ==========   =========   ==========
                    Investment income and realized
                    gain on investments--net                  4.83%*         5.80%        4.64%       5.01%        5.03%
                                                          ==========    ==========   ==========   =========   ==========

Supplemental        Net assets, end of period
Data:               (in thousands)                        $6,134,909    $5,845,780   $6,231,946  $7,173,713   $6,946,667
                                                          ==========    ==========   ==========   =========   ==========

++Amount is less than $.0001 per share.
*Annualized.

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust
June 30, 2001


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Merrill Lynch Ready Assets Trust
June 30, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)


Portion of average daily value of net assets:                Rate

Not exceeding $500 million                                  .500%
In excess of $500 million but not exceeding $1 billion      .400%
In excess of $1 billion but not exceeding $5 billion        .350%
In excess of $5 billion but not exceeding $10 billion       .325%
In excess of $10 billion but not exceeding $15 billion      .300%
In excess of $15 billion but not exceeding $20 billion      .275%
In excess of $20 billion                                    .250%

The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of .125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Prior to January 1, 2001, MLIM provided accounting services to the Trust at its cost and the Trust reimbursed MLIM for these services. MLIM continues to provide certain accounting services to the Trust. The Trust reimburses MLIM at its cost for such services. For the six months ended June 30, 2001, the Trust reimbursed MLIM an aggregate of $31,402 for the above-described services. The Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Trust. The Trust pays a fee for these services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FDS, MLPF&S, PSI, FAMD, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At December 31, 2000, the Fund had a net capital loss carryforward of approximately $96,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.